Note 23 - Subsequent Events (Details Textual) - USD ($)			1 Months Ended
	Mar. 20, 2020	Mar. 18, 2020	Sep. 30, 2017	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans Payable, Noncurrent, Total				$ 4,551,000	$ 4,608,000
O-Bank Co., Ltd. [Member] | Nonrevolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Debt Instrument, Term (Month)	2 years
O-Bank Co., Ltd. [Member] | Nonrevolving Credit Facility [Member] | Taipei Interbank Offer Rate (TAIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.17%
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member]
Loans Payable, Noncurrent, Total				$ 4,600,000	$ 4,600,000
O-Bank Co., Ltd. [Member] | Revolving Credit Facility [Member] | Taipei Interbank Offer Rate (TAIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			0.91%
Subsequent Event [Member] | O-Bank Co., Ltd. [Member] | Nonrevolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Debt Instrument, Term (Month)	2 years
Subsequent Event [Member] | O-Bank Co., Ltd. [Member] | Nonrevolving Credit Facility [Member] | Taipei Interbank Offer Rate (TAIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.17%
AEROSURF Funding Term Sheet [Member] | Subsequent Event [Member] | Lee’s Pharmaceutical Holdings Limited [Member]
Nonrefundable Payments, Tranche One		$ 1,000,000
Nonrefundable Payments, Tranche Two		1,400,000
Nonrefundable Payments, Tranche Three		1,500,000
Nonrefundable Payments, Last Payment, Subject to Adjustment		400,000
Minimum Proceeds from Sale of Equity Securities		$ 4,500,000
Percentage of Amount Funded for Development, Repaid		125.00%
Percentage of Revenue, Pay to Counter Party		50.00%